INCOME TAXES - Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
INCOME TAXES
PRC statutory tax	25.00%	25.00%
Effect of non-deductible expenses	1.30%
Effect of preferential tax rate		(22.50%)
Effective tax rate	26.30%	2.50%